Related Party Transactions (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 01, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Jun. 30, 2021
Related Party Transactions (Details) [Line Items]
Revenues		$ 743	$ 135	$ 1,176	$ 206	$ 691	$ 160
Payables						600
Convertible Promissory Notes [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument convertible note and accrued interest								$ 114
Proceeds from related party debt							620
IP Sale and Purchase Agreement [Member] | Unsecured Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face amount							818
Entity Minority Shareholder [Member] | Convertible Promissory Notes [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face amount									$ 107
Debt instrument convertible note and accrued interest								$ 114
Former Chief Executive Officer [Member] | Consulting Agreement [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction amounts of payments	$ 600					574	42
Due to related party						$ 0	$ 600
Former Chief Executive Officer [Member] | Consulting Agreement Tranche One [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction amounts of payments	300
Minimum threshold financing	5,000
Consulting agreement monthly payments	25
Former Chief Executive Officer [Member] | Consulting Agreement Tranche Two [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction amounts of payments	300
Minimum threshold financing	5,000
Revenues	$ 3,000